INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 565	$ 650
Finished goods	7,940	7,961
Total inventory	8,505	8,611
Cost of goods sold, deferred finished goods inventory	$ 4,153	$ 3,046